UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Bond VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 14.5%
Consumer Discretionary 3.4%
Avis Budget Car Rental LLC, 144A, 7.625%, 5/15/2014	329,000	319,130
Boyd Gaming Corp., 7.125%, 2/1/2016	140,000	135,450
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	248,000	257,920
8.125%, 5/15/2011	165,000	174,075
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	282,000	364,898
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	400,000	426,218
DaimlerChrysler NA Holding Corp., Series E, 6.019% *, 10/31/2008	801,000	804,138
Dex Media East LLC/Financial, 12.125%, 11/15/2012	102,000	113,857
EchoStar DBS Corp., 144A, 7.0%, 10/1/2013	210,000	205,275
Harrah’s Operating Co., Inc., 5.75%, 10/1/2017	840,000	768,228
INVISTA, 144A, 9.25%, 5/1/2012	386,000	408,195
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	79,000	78,506
MGM MIRAGE:
6.75%, 4/1/2013	230,000	225,975
6.875%, 4/1/2016	105,000	101,325
8.375%, 2/1/2011 (b)	10,000	10,425
9.75%, 6/1/2007	15,000	15,356
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	10,000	10,525
TCI Communications, Inc., 8.75%, 8/1/2015	608,000	719,961
Tele-Communications, Inc., 10.125%, 4/15/2022	168,000	223,558
Time Warner, Inc.:
7.57%, 2/1/2024	135,000	146,102
7.625%, 4/15/2031	280,000	309,308
Viacom, Inc.:
144A, 5.75%, 4/30/2011	458,000	457,087
144A, 6.875%, 4/30/2036	1,084,000	1,071,629

		7,347,141
Consumer Staples 0.3%
Birds Eye Foods, Inc., 11.875%, 11/1/2008	15,000	15,019
Constellation Brands, Inc., 7.25%, 9/1/2016	222,000	224,497
Dean Foods Co., 7.0%, 6/1/2016	518,000	518,000

		757,516
Energy 2.2%
Chesapeake Energy Corp.:
6.375%, 6/15/2015	188,000	179,540
6.875%, 1/15/2016	377,000	368,517
Constellation Energy Group, 7.6%, 4/1/2032	380,000	447,380
Dominion Resources, Inc.:
6.3%, 9/30/2066	330,000	329,314
7.5%, 6/30/2066 (b)	955,000	1,003,080
Edison Mission Energy, 144A, 7.75%, 6/15/2016	208,000	210,600
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (b)	125,000	117,225
Series B, 6.375%, 2/1/2013	280,000	287,497
7.5%, 2/1/2011	347,000	370,058
8.375%, 8/1/2066	458,000	482,083
Northwest Pipeline Corp., 144A, 7.0%, 6/15/2016	57,000	58,282
Sempra Energy, 4.621%, 5/17/2007	760,000	756,316

Southern Natural Gas, 8.875%, 3/15/2010	30,000	31,460
Williams Companies, Inc.:
8.125%, 3/15/2012	45,000	48,038
8.75%, 3/15/2032	20,000	21,900

		4,711,290
Financials 3.6%
American General Finance Corp., Series I, 4.875%, 5/15/2010 (b)	105,000	103,408
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,101,000	1,083,755
Erac USA Finance Co.:
144A, 5.6%, 5/1/2015	455,000	449,857
144A, 8.0%, 1/15/2011	330,000	361,157
ERP Operating LP, 6.95%, 3/2/2011	75,000	79,696
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	385,000	391,663
Ford Motor Credit Co.:
7.25%, 10/25/2011	45,000	42,438
7.375%, 10/28/2009	80,000	77,744
7.875%, 6/15/2010	20,000	19,478
144A, 9.75%, 9/15/2010	303,000	312,840
GMAC LLC:
6.875%, 9/15/2011	395,000	392,907
8.0%, 11/1/2031	40,000	41,823
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	955,000	987,534
Nelnet, Inc., 7.4%, 9/29/2036	265,000	264,568
NLV Financial Corp., 144A, 6.5%, 3/15/2035	734,000	687,302
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,505,000	1,538,261
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	57,000	62,700
Residential Capital Corp., 6.5%, 4/17/2013	280,000	284,352
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	245,000	234,511
Verizon Global Funding Corp., 7.75%, 12/1/2030	355,000	406,947

		7,822,941
Industrials 1.6%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	232,169	248,130
Arizona Public Service Co., 5.625%, 5/15/2033	465,000	418,313
Corrections Corp. of America, 6.75%, 1/31/2014	128,000	128,000
D.R. Horton, Inc., 5.375%, 6/15/2012	673,000	642,719
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017 (b)	397,000	394,022
Pulte Homes, Inc.:
5.25%, 1/15/2014	78,000	73,862
6.25%, 2/15/2013	86,000	86,825
7.875%, 8/1/2011	615,000	663,940
Service Corp. International:
144A, 7.375%, 10/1/2014	79,000	79,494
144A, 7.625%, 10/1/2018	26,000	26,162
Standard Pacific Corp., 6.5%, 8/15/2010	130,000	122,200
Xerox Corp.:
6.4%, 3/15/2016	490,000	487,550
7.125%, 6/15/2010	31,000	32,240

		3,403,457
Information Technology 0.0%
Sanmina-SCI Corp., 8.125%, 3/1/2016	15,000	14,700

Materials 0.7%
Chemtura Corp., 6.875%, 6/1/2016	483,000	476,359
GEO Specialty Chemicals, Inc., 144A, 13.998% *, 12/31/2009	48,000	39,600
Lyondell Chemical Co.:
8.0%, 9/15/2014	215,000	217,687
8.25%, 9/15/2016	96,000	97,440
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	146,000	162,790
Peabody Energy Corp., Series B, 6.875%, 3/15/2013	195,000	192,075

Pliant Corp., 11.625%, 6/15/2009 (PIK)	7	8
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	11,000	11,770
Westlake Chemical Corp., 6.625%, 1/15/2016	289,000	274,550

		1,472,279
Telecommunication Services 0.6%
AT&T, Inc., 6.8%, 5/15/2036 (b)	438,000	460,133
Citizens Communications Co., 9.0%, 8/15/2031	217,000	232,733
Embarq Corp., 7.995%, 6/1/2036	626,000	662,873
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	55,000	56,746
Qwest Corp., 7.25%, 9/15/2025	25,000	24,219
US Unwired, Inc., Series B, 10.0%, 6/15/2012	15,000	16,500

		1,453,204
Utilities 2.1%
AES Corp., 144A, 8.75%, 5/15/2013	70,000	75,075
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	365,000	397,850
CC Funding Trust I, 6.9%, 2/16/2007	758,000	761,614
CMS Energy Corp., 8.5%, 4/15/2011	35,000	37,800
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	550,000	564,038
Consumers Energy Co., Series F, 4.0%, 5/15/2010	980,000	935,483
Entergy Louisiana LLC, 6.3%, 9/1/2035	140,000	136,379
Entergy Mississippi, Inc., 5.92%, 2/1/2016	225,000	224,917
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	526,942	516,509
Mission Energy Holding Co., 13.5%, 7/15/2008	60,000	66,975
NRG Energy, Inc.:
7.25%, 2/1/2014	75,000	74,438
7.375%, 2/1/2016	90,000	89,438
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	50,000	54,625
Sierra Pacific Resources:
6.75%, 8/15/2017	15,000	15,006
8.625%, 3/15/2014 (b)	10,000	10,797
TXU Corp., 7.48%, 1/1/2017	616,000	635,909

		4,596,853

Total Corporate Bonds (Cost $31,599,677)		31,579,381
Foreign Bonds - US$ Denominated 7.5%
Consumer Discretionary 0.0%
Shaw Communications, Inc., 8.25%, 4/11/2010	10,000	10,550
Energy 0.0%
Secunda International Ltd., 13.507% *, 9/1/2012	10,000	10,450
Financials 3.2%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	469,041
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	135,000	139,725
Banque Centrale de Tunisie, 8.25%, 9/19/2027	80,000	97,840
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	535,000	509,803
CSFB (Exim Ukraine), 7.65%, 9/7/2011	100,000	99,930
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	337,000	365,259
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	943,000	922,610
Kazakhstan Temir Zholy, 7.0%, 5/11/2016	250,000	257,353
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,330,000	1,306,217
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,100,000	1,165,340
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	355,000	396,234
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	425,000	441,483
TNK-BP Finance SA, 144A, 7.5%, 7/18/2016	840,000	877,561

		7,048,396
Industrials 0.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	247,000	261,820

10.25%, 6/15/2007		40,000	40,900
12.5%, 6/15/2012		30,000	33,000
Tyco International Group SA:
6.375%, 10/15/2011		353,000	370,047
6.75%, 2/15/2011		317,000	334,799

			1,040,566
Information Technology 0.1%
Seagate Technology HDD Holdings,
6.375%, 10/1/2011		95,000	94,525
6.8%, 10/1/2016		145,000	144,275

			238,800
Materials 1.0%
Celulosa Arauco y Constitucion SA:
5.125%, 7/9/2013 (b)		274,000	262,816
5.625%, 4/20/2015		385,000	374,369
Novelis, Inc., 144A, 8.25%, 2/15/2015		20,000	19,000
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026		1,365,000	1,438,273

			2,094,458
Sovereign Bonds 0.8%
Dominican Republic:
Series REG S, 8.625%, 4/20/2027 (PIK)		200,000	215,000
Series REG S, 9.04%, 1/23/2018 (PIK)		76,508	85,307
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		200,000	211,180
Republic of Argentina, GDP Linked Note, 12/15/2035		447,062	44,438
Republic of Colombia, 7.375%, 1/27/2017		100,000	104,250
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035		130,000	139,425
Republic of Pakistan, Series REG S, 7.875%, 3/31/2036		100,000	96,648
Republic of Panama:
6.7%, 1/26/2036		20,000	19,800
7.125%, 1/29/2026		160,000	167,600
Republic of Philippines, 9.375%, 1/18/2017		70,000	82,600
Republic of Venezuela, 10.75%, 9/19/2013		50,000	61,125
Russian Federation, Series REG S, 12.75%, 6/24/2028		50,000	89,990
State of Qatar, Series REG S, 9.75%, 6/15/2030		220,000	325,600
United Mexican States, 8.3%, 8/15/2031		60,000	74,820

			1,717,783
Telecommunication Services 1.6%
Mobifon Holdings BV, 12.5%, 7/31/2010		60,000	67,275
Nordic Telephone Co. Holdings, 144A, 8.875%, 5/1/2016		182,000	191,328
Telecom Italia Capital:
4.0%, 1/15/2010		175,000	165,814
4.95%, 9/30/2014		370,000	339,823
5.25%, 11/15/2013		1,025,000	970,552
Telefonica Europe BV, 7.75%, 9/15/2010		1,527,000	1,648,532

			3,383,324
Utilities 0.3%
Scottish Power PLC, 5.81%, 3/15/2025		745,000	731,259

Total Foreign Bonds - US$ Denominated (Cost $16,138,710)			16,275,586
Foreign Bonds - Non US$ Denominated 1.2%
Financials 0.2%
European Investment Bank, 10.0%, 1/28/2011	TRY	320,000	162,884
Red Arrow International Leasing, “A”, 8.375%, 6/30/2012	RUB	4,725,220	182,119

			345,003
Sovereign Bonds 1.0%
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	200,000	88,595

Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	800,000,000	87,250
Series FR-26, 11.0%, 10/15/2014	IDR	1,547,000,000	168,669
Series FR-33, 12.5%, 3/15/2013	IDR	600,000,000	69,919
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	570,000	156,042
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013	MXN	12,030,000	1,079,461
Series M-20, 8.0%, 12/7/2023	MXN	2,830,000	245,778
Republic of Argentina:
GDP Linked Note, 12/15/2035	ARS	1,246,290	36,541
5.83%, 12/31/2033, (PIK)	ARS	220,000	88,547
Republic of Peru, 8.2%, 8/12/2026	PEN	550,000	183,046
Republic of Turkey, 15.0%, 2/10/2010	TRY	130,000	74,593

			2,278,441

Total Foreign Bonds - Non US$ Denominated (Cost $2,666,194)			2,623,444
Asset Backed 3.2%
Automobile Receivables 0.2%
Drive Auto Receivables Trust, “A2”, Series 2005-2, 144A, 4.12%, 1/15/2010		338,406	336,001
MMCA Automobile Trust, “B”, Series 2002-1, 5.37%, 1/15/2010		22,060	22,048

			358,049
Home Equity Loans 3.0%
Merrill Lynch Mortgage Investors Trust, “A1A”, Series 2005-NCB, 5.451%, 7/25/2036		272,244	271,023
New Century Home Equity Loan Trust, “A2”, Series 2005-A, 4.461%, 8/25/2035		1,422,199	1,408,629
Popular ABS Mortgage Pass-Through Trust, “A6”, Series 2005-6, 5.677%, 1/25/2036		1,455,000	1,457,823
Renaissance Home Equity Loan Trust:
“AF3”, Series 2004-2, 4.464%, 7/25/2034		605,153	601,160
“A6”, Series 2005-4, 5.749%, 2/25/2036		980,000	986,232
Residential Asset Mortgage Products, Inc.:
“A3”, Series 2003-RZ4, 3.38%, 2/25/2030		31,197	30,964
“AI3”, Series 2004-RS4, 4.003%, 1/25/2030		343,688	341,485
Terwin Mortgage Trust, “AF2”, Series 2005-14HE, 4.849%, 8/25/2036		1,525,000	1,508,160

			6,605,476

Total Asset Backed (Cost $6,970,795)			6,963,525
		Shares	Value ($)

Preferred Stocks 3.6%
Arch Capital Group Ltd., 8.0%		4,202	112,404
BAC Capital Trust XI, 6.625%		385,000	406,165
Capital One III, 7.686%		129,000	137,449
Dresdner Funding Trust I, 144A, 8.151%		600,000	710,606
Lincoln National Corp., 7.0%		210,000	219,955
Mangrove Bay Pass-Through Trust 144A, 6.102%		210,000	202,887
MUFG Capital Finance 1 Ltd., 6.346%		1,995,000	2,011,181
RBS Capital Trust III, 5.512%		375,000	364,371
Reinsurance Group of America, Inc., 6.75%		1,010,000	982,767
Sovereign Capital Trust VI, 7.908%		365,000	403,391
Wachovia Capital Trust III, 5.8%		1,195,000	1,198,243
ZFS Finance USA Trust I 144A, 6.102% (b)		1,080,000	1,074,806
Total Preferred Stocks (Cost $7,741,202)			7,824,225

Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc. Series AI, 144A, 9.75%, (PIK) (Cost $7,000)		1	6,750

	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 11.6%
Federal Home Loan Mortgage Corp., 5.5%, with various maturities from 11/15/2016 until 8/1/2024	2,178,635	2,176,017
Federal National Mortgage Association:
4.5%, with various maturities from 10/1/2033 until 6/1/2034 (g)	1,721,084	1,612,269
5.0%, with various maturities from 3/1/2025 until 5/1/2034	2,656,223	2,570,905
5.5%, with various maturities from 1/1/2025 until 4/1/2036	7,061,177	6,980,494
6.0%, with various maturities from 2/1/2017 until 3/1/2025 (g)	2,808,054	2,847,257
6.31%, 6/1/2008	1,700,000	1,711,874
6.5%, with various maturities from 3/1/2017 until 9/1/2036 (g)	6,123,675	6,237,734
7.0%, 8/1/2036	1,024,513	1,052,411
8.0%, 9/1/2015	50,115	52,686

Total US Government Agency Sponsored Pass-Throughs (Cost $25,364,560)		25,241,647
Commercial and Non-Agency Mortgage-Backed Securities 28.2%
Adjustable Rate Mortgage Trust, “3A31”, Series 2005-10, 5.425% *, 1/25/2036	820,000	808,717
American Home Mortgage Investment Trust, “5A3”, Series 2005-2, 5.077%, 9/25/2035	1,050,000	1,039,562
Banc of America Commercial Mortgage, Inc., “A4”, Series 2005-5, 5.115%, 10/10/2045	1,465,000	1,440,910
Banc of America Mortgage Securities:
“2A6”, Series 2004-F, 4.15% *, 7/25/2034	1,180,000	1,147,055
“2A8”, Series 2003-J, 4.187% *, 11/25/2033	820,000	804,533
Bear Stearns Adjustable Rate Mortgage Trust:
“2A3”, Series 2005-4, 4.45% *, 8/25/2035	580,000	566,105
“2A1”, Series 2004-12, 4.472% *, 2/25/2035	926,972	915,407
“2A2”, Series 2005-4, 4.567% *, 8/25/2035	950,000	928,545
“A1”, Series 2006-1, 4.625% *, 2/25/2036	2,910,236	2,856,006
Chase Mortgage Finance Corp., “3A1”, Series 2005-A1, 5.275% *, 12/25/2035	1,501,970	1,489,768
Citigroup Commercial Mortgage Trust, “ASB”, Series 2006-C4, 5.72% *, 3/15/2049	930,000	954,459
Citigroup Mortgage Loan Trust, Inc.:
“1A2”, Series 2006-AR2, 5.552% *, 3/25/2036	1,349,164	1,351,993
“1A3A”, Series 2006-AR5, 5.96% *, 7/25/2036	925,894	935,966
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	788,380	802,424
CitiMortgage Alternative Loan Trust, “A1”, Series 2006-A2, 6.0%, 5/25/2036	1,266,537	1,275,504
Countrywide Alternative Loan Trust:
“1A1”, Series 2004-2CB, 4.25%, 3/25/2034	536,013	525,657
“A1”, Series 2004-1T1, 5.0%, 2/25/2034	564,408	558,654
“A2”, Series 2002-18, 5.25%, 2/25/2033	964,763	958,353
“A2”, Series 2003-21T1, 5.25%, 12/25/2033	760,883	754,681
“A2”, Series 2004-1T1, 5.5%, 2/25/2034	374,844	372,671
“4A3”, Series 2005-43, 5.752%*, 10/25/2035	612,804	608,936
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	620,740	620,980
Countrywide Home Loans:
“2A2C”, Series 2006-HYB1, 5.282% *, 3/20/2036	930,000	926,039
“2A1”, Series 2006-HYB1, 5.402% *, 3/20/2036	813,004	812,337
“A1”, Series 2005-29, 5.75%, 12/25/2035	1,326,994	1,320,893
“A2”, Series 2006-1, 6.0%, 3/25/2036	1,055,907	1,055,777
Deutsche Mortgage & Asset Receiving Corp., “A2”, Series 1998-C1, 6.538%, 6/15/2031	983,190	993,413
First Horizon Alternative Mortgage Securities, “1A18”, Series 2005-FA8, 5.5%, 11/25/2035	950,000	948,506
GMAC Mortgage Corp. Loan Trust:
“A15”, Series 2004-J1, 5.25%, 4/25/2034	622,319	620,238
“A1”, Series 2006-J1, 5.75%, 4/25/2036	1,365,215	1,372,054
Greenwich Capital Commercial Funding Corp., “AAB”, Series 2006-GG7, 5.912% *, 7/10/2038	590,000	613,724
GS Mortgage Securities Corp. II, “A4”, Series 2005-GG4, 4.761%, 7/10/2039	1,500,000	1,442,554
GSR Mortgage Loan Trust, “4A5”, Series 2005-AR6, 4.552% *, 9/25/2035	845,000	824,439
JPMorgan Chase Commercial Mortgage Securities Corp.:

“A3A1”, Series 2005-LDP4, 4.871%, 10/15/2042	1,470,000	1,443,510
“A4”, Series 2005-LDP5, 5.179% *, 12/15/2044	690,000	686,634
JPMorgan Mortgage Trust:
“7A1”, Series 2006-A3, 4.583% *, 4/25/2035	1,399,550	1,376,008
“2A4”, Series 2006-A2, 5.767% *, 4/25/2036	1,420,000	1,438,602
Master Alternative Loans Trust:
“5A1”, Series 2005-1, 5.5%, 1/25/2020	1,039,778	1,041,648
“5A1”, Series 2005-2, 6.5%, 12/25/2034	165,563	167,167
“8A1”, Series 2004-3, 7.0%, 4/25/2034	69,414	69,670
Master Asset Securitization Trust, “2A7”, Series 2003-9, 5.5%, 10/25/2033	603,492	588,971
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	105,000	101,852
Morgan Stanley Capital I, “F”, Series 1998-HF1, 144A, 7.18%, 3/15/2030	925,000	946,379
RAAC Series, “2A5”, Series 2005-SP1, 5.25%, 9/25/2034	1,150,000	1,143,488
Residential Accredit Loans, Inc.:
“CB”, Series 2004-QS2, 5.75%, 2/25/2034	684,455	676,969
“A2”, Series 2006-QS4, 6.0%, 4/25/2036	1,407,299	1,412,743
Residential Asset Mortgage Products, Inc., “A4”, Series 2003-RZ4, 4.04%, 12/25/2030	990,000	978,571
Structured Adjustable Rate Mortgage Loan:
“5A1”, Series 2005-18, 5.562% *, 9/25/2035	658,980	658,398
“7A4”, Series 2006-1, 5.62%, 2/25/2036	930,000	918,380
Structured Adjustable Rate Mortgage Loan Trust:
“5A1”, Series 2006-1, 5.25%, 2/25/2036	1,076,079	1,069,332
“6A3”, Series 2005-21, 5.4%, 11/25/2035	740,000	723,303
“2A3”, Series 2006-6, 5.995% *, 7/25/2036	960,000	984,713
Structured Asset Securities Corp., “2A1”, Series 2003-1, 6.0%, 2/25/2018	6,559	6,584
Wachovia Bank Commercial Mortgage Trust, “AMFX”, Series 2005-C20, 5.179%, 7/15/2042	1,550,000	1,529,176
Wachovia Mortgage Loan Trust LLC, “3A1”, Series 2005-B, 5.159% *, 10/20/2035	1,302,616	1,290,215
Washington Mutual:
“A6”, Series 2004-AR7, 3.941% *, 7/25/2034	740,000	717,523
“A7, Series 2004-AR9, 4.161% *, 8/25/2034	737,000	716,688
“2A1”, Series 2002-S8, 4.5%, 1/25/2018	132,770	131,856
“A1”, Series 2005-AR3, 4.642% *, 3/25/2035	557,218	549,643
“1A3”, Series 2005-AR16, 5.115% *, 12/25/2035	825,000	817,581
Wells Fargo Mortgage Backed Securities Trust:
“B1”, Series 2005-AR12, 4.325% *, 7/25/2035	765,322	740,006
“2A5”, Series 2006-AR2, 5.092% *, 3/25/2036	3,126,308	3,105,307
“A4”, Series 2005-AR14, 5.387% *, 8/25/2035	945,000	917,226
“2A5”, Series 2006-AR1, 5.563% *, 3/25/2036	935,000	931,151
“1A3”, Series 2006-6, 5.75%, 5/25/2036	1,020,835	1,024,060

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $61,512,824)		61,550,214
Collateralized Mortgage Obligations 10.7%
Fannie Mae Whole Loan, “1A1”, Series 2004-W15, 6.0%, 8/25/2044	414,971	416,987
Federal Home Loan Mortgage Corp.:
“KB”, Series 2552, 4.25%, 6/15/2027	764,785	756,619
“WJ”, Series 2557, 5.0%, 7/15/2014	812,742	808,617
“PE”, Series 2721, 5.0%, 1/15/2023	2,425,000	2,337,092
“EW”, Series 2545, 5.0%, 3/15/2029	569,338	564,561
“PD”, Series 2844, 5.0%, 12/15/2032	1,580,000	1,513,510
“EG”, Series 2836, 5.0%, 12/15/2032	1,580,000	1,514,557
“PD”, Series 2783, 5.0%, 1/15/2033	761,000	730,996
“TE”, Series 2780, 5.0%, 1/15/2033	1,150,000	1,103,944
“NE”, Series 2802, 5.0%, 2/15/2033	1,580,000	1,514,079
“PD”, Series 2893, 5.0%, 2/15/2033	800,000	767,085
“PE”, Series 2898, 5.0%, 5/15/2033	335,000	321,372
“OG”, Series 2889, 5.0%, 5/15/2033	685,000	657,943
“ND”, Series 2950, 5.0%, 6/15/2033	1,140,000	1,089,990
“BG”, Series 2869, 5.0%, 7/15/2033	185,000	178,005
“PD”, Series 2939, 5.0%, 7/15/2033	535,000	511,350

“KD”, Series 2915, 5.0%, 9/15/2033	1,140,000	1,090,944
“HD”, Series 3056, 5.0%, 2/15/2034	845,000	804,769
“KG”, Series 2987, 5.0%, 12/15/2034	1,470,000	1,403,184
“CH”, Series 2390, 5.5%, 12/15/2016	200,000	200,228
“PE”, Series 2522, 5.5%, 3/15/2022	950,000	954,631
Federal National Mortgage Association:
“PE”, Series 2005-44, 5.0%, 7/25/2033	300,000	286,766
“ME”, Series 2005-14, 5.0%, 10/25/2033	1,525,000	1,455,565
“EG”, Series 2005-22, 5.0%, 11/25/2033	750,000	717,225
“OG”, Series 2001-69, 5.5%, 12/25/2016	750,000	753,974
“PG”, Series 2002-3, 5.5%, 2/25/2017	500,000	503,175
“QC”, Series 2002-11, 5.5%, 3/25/2017	290,000	291,199
“VD”, Series 2002-56, 6.0%, 4/25/2020	43,677	43,615
“PM”, Series 2001-60, 6.0%, 3/25/2030	5,504	5,486
“ZQ”, Series G92-9, 7.0%, 12/25/2021	127,808	128,810

Total Collateralized Mortgage Obligations (Cost $23,789,516)		23,426,278
Municipal Bonds and Notes 4.6%
Gainesville, FL, Post-Employment Benefits Obligation Revenue, Retiree Health Care Plan, 4.6%, 10/1/2012 (c)	630,000	615,466
Georgia, Winder-Barrow Industrial Building Authority Revenue, Barrow County Economic Development, 5.65%, 10/1/2015 (c)	465,000	477,708
Hoboken, NJ, Core City General Obligation, 6.5%, 4/1/2026 (c)	1,900,000	2,115,118
Jicarilla, NM, Apache Nation Revenue, 144A, 3.85%, 12/1/2008	680,000	661,484
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	670,000	659,488
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, Series B, 4.99%, 12/1/2012 (c)	680,000	675,927
Pittburgh, PA, Taxable General Obligation, Series A, 5.41%, 9/1/2007 (c)	1,240,000	1,241,103
Trenton, NJ, Core City General Obligation, School District Revenue, 4.7%, 4/1/2013 (c)	745,000	724,863
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	940,000	930,741
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	1,420,000	1,414,618
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	550,000	521,438

Total Municipal Bonds and Notes (Cost $9,884,199)		10,037,954
US Treasury Obligations 10.2%
US Treasury Bonds:
6.0%, 2/15/2026 (b)	8,020,000	9,176,011
7.5%, 11/15/2016	740,000	906,500
8.125%, 8/15/2019 (b)	2,651,000	3,496,006
US Treasury Notes:
3.625%, 4/30/2007 (b)	2,309,000	2,290,780
4.25%, 8/15/2013	430,000	420,930
4.25%, 11/15/2013 (b)	4,544,000	4,444,777
4.25%, 11/15/2014 (b)	372,000	362,787
4.375%, 11/15/2008 (b)	1,093,000	1,086,212

Total US Treasury Obligations (Cost $22,259,126)		22,184,003
	Shares	Value ($)

Securities Lending Collateral 10.1%
Daily Assets Fund Institutional, 5.31% (d) (e) (Cost $22,123,546)	22,123,546	22,123,546
Cash Equivalents 4.2%
Cash Management QP Trust, 5.34% (f) (Cost $9,183,819)	9,183,819	9,183,819
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 239,241,168)	109.6	239,020,372
Other Assets and Liabilities, Net	(9.6)	(21,007,947)

Net Assets	100.0	218,012,425

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $21,685,563 which is 9.9% of net assets.
(c)	Bond is insured by one of these companies:

Insurance Coverage	As % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.3
CIFG Assurance Corp.	0.5
Financial Guaranty Insurance Co.	0.3
Financial Security Assurance, Inc.	1.0
MBIA Corp.	1.5

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of September 30, 2006, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
AUD	1,410,470	CAD	1,210,000	10/27/2006	18,600
USD	80,465	BRL	180,000	10/27/2006	1,844
USD	126,484	BRL	277,000	10/27/2006	179
AUD	1,410,470	CAD	1,210,000	10/27/2006	14,216
CAD	600,000	EUR	420,616	10/27/2006	890
CAD	600,000	EUR	421,400	10/27/2006	1,893
CAD	600,000	USD	540,930	10/27/2006	3,705
EUR	840,000	USD	1,075,851	10/27/2006	9,018
EUR	420,000	USD	539,364	10/27/2006	5,947
SEK	7,800,000	EUR	844,521	10/27/2006	793

CHF	680,000	EUR	428,841	10/27/2006	210
SEK	3,900,000	EUR	423,017	10/27/2006	948
EUR	425,529	USD	544,000	10/27/2006	3,562
IDR	1,400,000,000	USD	151,778	10/27/2006	16
JPY	120,000,000	GBP	555,404	10/27/2006	28,764
KRW	510,000,000	USD	540,254	10/27/2006	887
MXN	6,870,000	USD	624,761	10/27/2006	728
MXN	11,945,000	USD	1,091,166	10/27/2006	6,148
PLN	1,600,000	EUR	405,871	10/27/2006	7,049
SEK	7,800,000	EUR	844,521	10/27/2006	5,149
SEK	3,900,000	EUR	423,017	10/27/2006	2,985
EUR	424,057	SEK	3,940,000	10/27/2006	1,745
USD	102,671	TRY	158,000	10/27/2006	541
TRY	310,000	USD	207,747	10/27/2006	5,243
Total net unrealized appreciation					121,060

Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	542,414	AUD	719,000	10/27/2006	(6,867)
USD	543,097	AUD	719,000	10/27/2006	(7,550)
CAD	620,000	USD	546,559	10/27/2006	(8,574)
CAD	600,000	EUR	416,617	10/27/2006	(2,185)
GBP	288,769	CHF	659,000	10/27/2006	(1,191)
CHF	680,000	EUR	428,841	10/27/2006	(873)
USD	544,139	EUR	427,000	10/27/2006	(1,832)
EUR	420,000	USD	533,224	10/27/2006	(193)
PLN	1,600,000	EUR	405,871	10/27/2006	(2,988)
HUF	110,000,000	EUR	397,212	10/27/2006	(898)
CAD	600,000	EUR	416,617	10/27/2006	(5,920)
CAD	600,000	EUR	420,616	10/27/2006	(3,916)
CAD	600,000	EUR	421,400	10/27/2006	(3,923)
EUR	851,692	JPY	127,000,000	10/27/2006	(1,336)
HUF	120,000,000	EUR	435,826	10/27/2006	(92)
EUR	424,057	SEK	3,940,000	10/27/2006	(1,528)
GBP	582,395	JPY	124,000,000	10/27/2006	(30,427)
GBP	288,769	CHF	659,000	10/27/2006	(11,217)
GBP	620,000	USD	1,143,432	10/27/2006	(17,850)
JPY	120,000,000	GBP	555,404	10/27/2006	(8,617)
HUF	110,000,000	EUR	397,212	10/27/2006	(5,377)
HUF	120,000,000	EUR	435,826	10/27/2006	(3,574)
USD	158,834	IDR	1,450,000,000	10/30/2006	(1,653)
IDR	1,500,000,000	USD	161,204	10/30/2006	(1,398)
USD	546,052	JPY	63,300,000	10/27/2006	(7,926)
GBP	582,395	JPY	124,000,000	10/27/2006	(6,270)
EUR	851,692	JPY	127,000,000	10/27/2006	(694)
USD	415,940	MXN	4,510,000	10/27/2006	(6,277)
USD	1,072,968	NOK	6,720,000	10/27/2006	(41,643)

USD	552,638	NZD	837,000	10/27/2006	(7,163)
NZD	840,000	USD	540,281	10/27/2006	(7,148)
USD	1,056,821	SEK	7,700,000	10/27/2006	(3,863)
USD	100,529	TRY	152,000	10/27/2006	(1,237)
USD	82,132	UAH	416,000	12/1/2006	(178)
Total net unrealized depreciation	(212,378)

Currency Abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringgit
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian Nouveau Sol
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	RUB	Russian Ruble
HUF	Hungarian Forint	SEK	Swedish Krona
IDR	Indonesian Rupiah	TRY	New Turkish Lira
JPY	Japanese Yen	UAH	Ukraine Hryvna
KRW	South Korean Won	USD	United States Dollar

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 11.2%
Automobiles 1.1%
Harley-Davidson, Inc.	179,500	11,263,624
Hotels Restaurants & Leisure 1.1%
Starbucks Corp.*	310,100	10,558,905
Household Durables 1.0%
Fortune Brands, Inc.	130,700	9,816,877
Media 3.0%
McGraw-Hill Companies, Inc.	265,600	15,412,768
Omnicom Group, Inc.	150,940	14,127,984

		29,540,752
Multiline Retail 2.6%
Kohl’s Corp.*	126,500	8,212,380
Target Corp.	317,700	17,552,925

		25,765,305
Specialty Retail 2.4%
Best Buy Co., Inc.	116,900	6,261,164
Lowe’s Companies, Inc.	186,800	5,241,608
Staples, Inc.	506,100	12,313,413

		23,816,185
Consumer Staples 13.6%
Beverages 3.9%
Diageo PLC	564,935	9,979,932
PepsiCo, Inc.	443,550	28,946,073

		38,926,005
Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	268,590	13,246,859
Walgreen Co.	419,200	18,608,288

		31,855,147
Food Products 3.2%
Dean Foods Co.*	253,600	10,656,272
Groupe Danone	74,732	10,490,371
Kellogg Co.	206,300	10,215,976

		31,362,619
Household Products 3.3%
Colgate-Palmolive Co.	144,440	8,969,724
Procter & Gamble Co.	372,700	23,099,946

		32,069,670
Energy 13.7%
Energy Equipment & Services 7.2%
Baker Hughes, Inc.	247,300	16,865,860
Halliburton Co.	286,900	8,162,305
Noble Corp.	117,500	7,541,150
Schlumberger Ltd.	348,200	21,598,846
Transocean, Inc.*	224,140	16,413,772

		70,581,933

Oil, Gas & Consumable Fuels 6.5%
ConocoPhillips	265,360	15,796,881
Devon Energy Corp.	254,900	16,096,935
EOG Resources, Inc.	171,300	11,143,065
Valero Energy Corp.	256,500	13,202,055
XTO Energy, Inc.	198,466	8,361,373

		64,600,309
Financials 8.1%
Capital Markets 4.0%
Lehman Brothers Holdings, Inc.	129,500	9,564,870
Merrill Lynch & Co., Inc.	143,400	11,216,748
The Goldman Sachs Group, Inc.	79,500	13,449,015
UBS AG (Registered)	82,352	4,926,170

		39,156,803
Consumer Finance 1.0%
American Express Co.	171,700	9,628,936
Diversified Financial Services 1.4%
Bank of America Corp.	261,600	14,013,912
Insurance 1.7%
AFLAC, Inc.	243,800	11,156,288
Genworth Financial, Inc. “A”	172,400	6,035,724

		17,192,012
Health Care 19.5%
Biotechnology 6.0%
Amgen, Inc.*	159,750	11,426,917
Genentech, Inc.*	296,600	24,528,820
Gilead Sciences, Inc.*	337,400	23,179,380

		59,135,117
Health Care Equipment & Supplies 5.3%
Baxter International, Inc.	316,400	14,383,544
C.R. Bard, Inc.	122,800	9,210,000
Medtronic, Inc.	329,100	15,283,404
Zimmer Holdings, Inc.*	204,240	13,786,200

		52,663,148
Health Care Providers & Services 2.6%
UnitedHealth Group, Inc.	517,100	25,441,320
Pharmaceuticals 5.6%
Abbott Laboratories	240,100	11,659,256
Eli Lilly & Co.	117,300	6,686,100
Johnson & Johnson	516,486	33,540,601
Teva Pharmaceutical Industries Ltd. (ADR)	122,300	4,169,207

		56,055,164
Industrials 9.2%
Aerospace & Defense 2.4%
United Technologies Corp.	381,700	24,180,695
Air Freight & Logistics 1.3%
FedEx Corp.	123,300	13,400,244
Electrical Equipment 1.4%
Emerson Electric Co.	162,500	13,627,250
Industrial Conglomerates 3.1%
General Electric Co.	865,490	30,551,797
Machinery 1.0%
Caterpillar, Inc.	145,300	9,560,740

Information Technology 22.0%
Communications Equipment 2.5%
Cisco Systems, Inc.*	747,820	17,199,860
QUALCOMM, Inc.	209,300	7,608,055

		24,807,915
Computers & Peripherals 3.9%
Apple Computer, Inc.*	228,000	17,562,840
EMC Corp.*	845,100	10,124,298
International Business Machines Corp.	137,400	11,258,556

		38,945,694
Internet Software & Services 2.2%
eBay, Inc.*	272,000	7,713,920
Google, Inc. “A”*	17,100	6,872,490
Yahoo!, Inc.* (a)	273,550	6,915,344

		21,501,754
IT Services 3.1%
Accenture Ltd. “A”	412,400	13,077,204
Fiserv, Inc.*	179,400	8,447,946
Paychex, Inc.	242,800	8,947,180

		30,472,330
Semiconductors & Semiconductor Equipment 4.7%
Broadcom Corp. “A”*	198,700	6,028,558
Intel Corp.	521,390	10,724,992
Linear Technology Corp.	270,830	8,428,230
Maxim Integrated Products, Inc.	259,200	7,275,744
Texas Instruments, Inc.	434,850	14,458,762

		46,916,286
Software 5.6%
Adobe Systems, Inc.*	271,900	10,182,655
Electronic Arts, Inc.*	188,300	10,484,544
Microsoft Corp.	1,276,380	34,883,466

		55,550,665
Materials 1.1%
Chemicals
Ecolab, Inc.	251,700	10,777,794
Utilities 0.5%
Independent Power Producers & Energy Traders
TXU Corp.	81,100	5,070,372

Total Common Stocks (Cost $685,770,861)		978,807,279
Securities Lending Collateral 0.2%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $2,171,000)	2,171,000	2,171,000
Short Term Investments 1.0%
Cash Management QP Trust, 5.34% (d) (Cost $9,840,462)	9,840,462	9,840,462
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 697,782,323)	100.1	990,818,741
Other Assets and Liabilities, Net	(0.1)	(1,432,182)

Net Assets	100.0	989,386,559

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $2,115,055 which is 0.2% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 95.9%
Australia 2.3%
Babcock & Brown Ltd.	238,890	3,585,820
Sigma Pharmaceuticals Ltd. (a)	2,071,038	4,028,650

(Cost $7,413,269)		7,614,470
Bermuda 0.5%
Orient-Express Hotels Ltd. “A” (Cost $1,433,826)	46,400	1,734,432
Brazil 2.3%
Aracruz Celulose SA (ADR) (Preferred)	60,800	3,026,016
Diagnosticos da America SA*	159,200	3,001,978
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR) (a)	40,218	1,579,361

(Cost $5,818,829)		7,607,355
Canada 1.3%
Certicom Corp.*	294,100	1,518,190
Flint Energy Services Ltd.*	25,000	1,331,469
OPTI Canada, Inc.*	88,700	1,420,470

(Cost $3,932,929)		4,270,129
Denmark 0.3%
GN Store Nord AS (Cost $552,628)	55,000	841,858
France 3.4%
Business Objects SA*	28,382	960,568
Business Objects SA (ADR)* (a)	62,100	2,116,989
Financiere Marc de Lacharriere SA (a)	29,535	2,561,709
Flamel Technologies SA (ADR)* (a)	118,900	2,229,375
JC Decaux SA (a)	120,207	3,251,301

(Cost $9,013,677)		11,119,942
Germany 15.0%
AWD Holding AG (a)	124,622	4,502,190
Curanum AG	103,091	1,003,965
Deutsche Boerse AG	35,244	5,300,374
Fresenius Medical Care AG & Co.	75,696	9,832,843
Hypo Real Estate Holding AG	94,582	5,900,791
Puma AG	11,343	3,869,161
QSC AG* (a)	310,600	1,835,372
Rational AG	15,082	2,898,354
Stada Arzneimittel AG	103,155	5,270,165
United Internet AG (Registered)	339,035	4,664,562
Wincor Nixdorf AG	31,968	4,647,572

(Cost $23,761,686)		49,725,349
Greece 4.6%
Coca-Cola Hellenic Bottling Co. SA	97,300	3,353,505
Hellenic Exchanges Holding SA	146,400	2,320,533
Piraeus Bank SA	259,975	6,738,281
Titan Cement Co. SA	62,900	2,981,443

(Cost $9,056,154)		15,393,762
Hong Kong 3.0%
Kingboard Chemical Holdings Ltd.	1,343,500	4,863,099

Midland Holdings Ltd.	2,222,600	1,049,870
Wing Hang Bank Ltd.	428,700	4,182,090

(Cost $5,199,700)		10,095,059
Ireland 6.5%
Anglo Irish Bank Corp. PLC	513,706	8,435,698
C&C Group PLC	154,226	2,092,560
FBD Holdings PLC	56,400	2,696,231
ICON PLC (ADR)*	27,900	1,969,182
Irish Continental Group PLC*	63,560	886,570
Paddy Power PLC	189,500	3,556,375
Ryanair Holdings PLC* (b)	1,100	11,731
Ryanair Holdings PLC* (b)	169,500	1,814,048

(Cost $9,562,936)		21,462,395
Italy 2.7%
Banca Italease	75,000	3,699,538
Lottomatica SpA	45,165	1,701,536
Safilo Group SpA* (a)	373,100	1,693,733
Societa Iniziative Autostradali e Servizi SpA	128,900	1,696,629

(Cost $8,943,918)		8,791,436
Japan 7.5%
AEON Credit Services Co., Ltd.	100,800	2,410,667
AEON Mall Co., Ltd. (a)	78,000	4,120,381
JAFCO Co., Ltd. (a)	21,500	1,084,783
KITZ Corp. (a)	184,000	1,470,442
Matsui Securities Co., Ltd. (a)	180,900	1,508,457
Nidec Corp.	24,900	1,878,171
Park24 Co., Ltd. (a)	119,000	3,908,741
Sumitomo Realty & Development Co., Ltd.	217,000	6,374,519
UFJ Central Leasing Co., Ltd.	45,000	2,060,952

(Cost $15,780,151)		24,817,113
Korea 1.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	109,100	3,528,095
Korea Information Service, Inc.	9,500	243,963

(Cost $1,971,297)		3,772,058
Netherlands 2.7%
Chicago Bridge & Iron Co., NV (New York Shares)	143,500	3,452,610
SBM Offshore NV	206,683	5,616,471

(Cost $4,492,627)		9,069,081
Norway 0.8%
Prosafe ASA	24,600	1,507,677
Tandberg Television ASA* (a)	140,200	1,140,658

(Cost $3,884,504)		2,648,335
Sweden 1.7%
Brostrom AB “B” (a)	87,700	1,801,116
Eniro AB	195,700	2,403,471
Micronic Laser Systems AB*	144,100	1,450,213

(Cost $4,372,123)		5,654,800
Switzerland 1.8%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	20,654	1,288,346
Fortune Management, Inc. (Registered)* (a)	480,651	2,346,536
Partners Group (Registered)*	29,000	2,493,102

(Cost $4,184,785)		6,127,984
Taiwan 2.1%
Powerchip Semiconductor Corp.	3,022,902	1,931,698

Siliconware Precision Industries Co.	2,994,739	3,569,527
Yuanta Core Pacific Securities Co.	2,121,000	1,413,039

(Cost $4,958,755)		6,914,264
Thailand 0.5%
Bangkok Bank PCL (Foreign Registered) (Cost $1,483,235)	593,000	1,736,457
United Kingdom 4.2%
Aegis Group PLC	593,379	1,485,981
ARM Holdings PLC	733,638	1,614,012
John Wood Group PLC	298,024	1,283,412
Michael Page International PLC	508,420	3,662,591
Serco Group PLC	487,065	3,424,397
Taylor Nelson Sofres PLC	570,715	2,286,758

(Cost $13,043,328)		13,757,151
United States 31.6%
Adams Respiratory Therapeutics, Inc.*	55,200	2,019,768
Advance Auto Parts, Inc.	80,450	2,650,023
Advanced Medical Optics, Inc.*	68,600	2,713,130
Aeropostale, Inc.*	115,600	3,378,988
Allegheny Energy, Inc.*	212,000	8,516,040
AMERIGROUP Corp.*	118,800	3,510,540
Bravo! Foods International Corp.* (a)	720,900	367,659
Carter’s, Inc.*	79,200	2,090,088
Celgene Corp.*	100,300	4,342,990
Cogent, Inc.* (a)	106,400	1,460,872
Diamond Foods, Inc.	74,800	1,070,388
Dresser-Rand Group, Inc.*	106,800	2,178,720
EMS Technologies, Inc.*	62,700	1,177,506
Euronet Worldwide, Inc.* (a)	107,400	2,636,670
First Marblehead Corp.	51,400	3,559,964
Foundation Coal Holdings, Inc.	69,900	2,262,663
FTI Consulting, Inc.* (a)	82,350	2,063,691
Gentex Corp.	95,600	1,358,476
Harman International Industries, Inc.	29,800	2,486,512
Harris Interactive, Inc.*	146,700	894,870
Invitrogen Corp.*	37,100	2,352,511
Joy Global, Inc.	99,575	3,745,016
Kenneth Cole Productions, Inc. “A”	32,100	782,277
Lam Research Corp.*	45,400	2,057,982
Legg Mason, Inc.	15,850	1,598,631
Mueller Water Products, Inc. “A”* (a)	103,700	1,515,057
NeuStar, Inc. “A”*	79,500	2,206,125
New York & Co., Inc.*	121,300	1,586,604
Nuveen Investments “A”	74,800	3,832,004
NxStage Medical, Inc.* (a)	198,700	1,742,599
Openwave Systems, Inc.*	142,800	1,336,608
P.F. Chang’s China Bistro, Inc.*	53,300	1,850,043
Perficient, Inc.*	100,100	1,569,568
Rowan Companies, Inc.	57,200	1,809,236
Schawk, Inc.	96,000	1,749,120
Somanetics Corp.*	111,200	2,219,552
Telik, Inc.* (a)	111,100	1,976,469
Thoratec Corp.*	133,000	2,076,130
THQ, Inc.*	163,500	4,769,295
Ultra Petroleum Corp.*	117,400	5,648,114
Waters Corp.*	64,000	2,897,920
WellCare Health Plans, Inc.*	31,100	1,761,193
Zions Bancorp.	35,600	2,841,235

(Cost $82,830,144)		104,662,847

Total Common Stocks (Cost $221,690,501)		317,816,277
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.* (Cost $849)	91,640	93,985
Securities Lending Collateral 12.4%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $41,116,848)	41,116,848	41,116,848
Cash Equivalents 4.2%
Cash Management QP Trust, 5.34% (e) (Cost $13,779,468)	13,779,468	13,779,468
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 276,587,666)	112.5	372,806,578
Other Assets and Liabilities, Net	(12.5)	(41,340,949)

Net Assets	100.0	331,465,629

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $38,683,874 which is 11.7% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At September 30, 2006, the DWS Global Opportunities VIP Portfolio had the following Sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	83,975,155	26.4%
Health Care	55,790,818	17.5%
Information Technology	45,363,760	14.3%
Consumer Discretionary	43,247,329	13.6%
Industrials	42,263,345	13.3%

Energy	21,726,763	6.8%
Utilities	8,516,040	2.7%
Consumer Staples	6,884,112	2.2%
Materials	6,007,459	1.9%
Telecommunication Services	4,041,496	1.3%
Total Common Stocks	317,816,278	100.0%

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 9.4%
Automobiles 0.8%
Toyota Motor Corp. (ADR)	24,720	2,692,008
Hotels Restaurants & Leisure 2.0%
McDonald’s Corp.	114,210	4,467,895
Starwood Hotels & Resorts Worldwide, Inc.	36,030	2,060,556

		6,528,451
Media 2.5%
Comcast Corp. “A”*	33,710	1,242,214
News Corp. “A”	167,800	3,297,270
Omnicom Group, Inc.	14,260	1,334,736
Time Warner, Inc.	30,780	561,119
Walt Disney Co.	47,000	1,452,770

		7,888,109
Multiline Retail 2.1%
Federated Department Stores, Inc.	71,940	3,108,527
J.C. Penney Co., Inc.	51,640	3,531,660

		6,640,187
Specialty Retail 1.1%
Best Buy Co., Inc.	26,020	1,393,631
Staples, Inc.	89,135	2,168,655

		3,562,286
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.*	81,220	2,793,968
Consumer Staples 9.4%
Beverages 2.6%
PepsiCo, Inc.	127,000	8,288,020
Food & Staples Retailing 0.9%
Walgreen Co.	68,100	3,022,959
Food Products 0.7%
Dean Foods Co.*	51,900	2,180,838
Household Products 3.6%
Procter & Gamble Co.	183,800	11,391,924
Tobacco 1.6%
Altria Group, Inc.	66,360	5,079,858
Energy 9.4%
Energy Equipment & Services 1.7%
Cameron International Corp.*	53,270	2,573,473
Schlumberger Ltd.	44,360	2,751,651

		5,325,124
Oil, Gas & Consumable Fuels 7.7%
ExxonMobil Corp.	175,634	11,785,042
Hess Corp.	37,730	1,562,777
Marathon Oil Corp.	20,330	1,563,377
Occidental Petroleum Corp.	90,230	4,340,965
Total SA (ADR)	44,730	2,949,496

Valero Energy Corp.	47,130	2,425,781

		24,627,438
Financials 22.3%
Capital Markets 12.2%
Bank of New York Co., Inc.	190,020	6,700,105
Lehman Brothers Holdings, Inc.	82,610	6,101,575
Mellon Financial Corp.	29,330	1,146,803
Merrill Lynch & Co., Inc.	87,380	6,834,864
Morgan Stanley	87,310	6,365,772
The Goldman Sachs Group, Inc.	41,860	7,081,456
UBS AG (Registered)	78,710	4,668,290

		38,898,865
Commercial Banks 5.3%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	24,650	1,824,100
US Bancorp.	23,780	789,972
Wachovia Corp.	127,810	7,131,798
Wells Fargo & Co.	198,940	7,197,649

		16,943,519
Consumer Finance 0.7%
SLM Corp.	45,600	2,370,288
Diversified Financial Services 3.7%
Bank of America Corp.	147,180	7,884,432
JPMorgan Chase & Co.	40,300	1,892,488
Moody’s Corp.	28,360	1,854,177

		11,631,097
Insurance 0.4%
American International Group, Inc.	19,120	1,266,891
Health Care 12.8%
Biotechnology 0.6%
Amgen, Inc.*	25,860	1,849,766
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	155,850	7,084,941
C.R. Bard, Inc.	41,540	3,115,500

		10,200,441
Health Care Providers & Services 3.7%
Cardinal Health, Inc.	29,570	1,943,932
Caremark Rx, Inc.	45,490	2,577,918
UnitedHealth Group, Inc.	92,090	4,530,828
WellPoint, Inc.*	34,900	2,689,045

		11,741,723
Life Sciences Tools & Services 0.9%
Fisher Scientific International, Inc.*	38,804	3,036,025
Pharmaceuticals 4.4%
Abbott Laboratories	37,660	1,828,769
AstraZeneca PLC (ADR)	17,670	1,104,375
Johnson & Johnson	46,580	3,024,905
Novartis AG (ADR)	67,820	3,963,401
Sanofi-Aventis (ADR)	18,700	831,589
Wyeth	63,320	3,219,189

		13,972,228
Industrials 11.0%
Aerospace & Defense 3.7%
Boeing Co.	59,400	4,683,690
Honeywell International, Inc.	131,510	5,378,759

United Technologies Corp.	28,960	1,834,616

		11,897,065
Electrical Equipment 1.0%
Emerson Electric Co.	38,720	3,247,059
Industrial Conglomerates 5.3%
General Electric Co.	359,580	12,693,174
Tyco International Ltd.	149,710	4,190,383

		16,883,557
Machinery 1.0%
PACCAR, Inc.	52,720	3,006,094
Information Technology 15.4%
Communications Equipment 4.7%
Cisco Systems, Inc.*	401,210	9,227,830
Motorola, Inc.	123,490	3,087,250
QUALCOMM, Inc.	75,330	2,738,245

		15,053,325
Computers & Peripherals 1.9%
Apple Computer, Inc.*	45,740	3,523,352
International Business Machines Corp.	33,150	2,716,311

		6,239,663
Internet Software & Services 0.9%
eBay, Inc.*	97,080	2,753,189
IT Services 1.6%
Automatic Data Processing, Inc.	105,430	4,991,056
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	153,100	2,714,463
ASML Holding NV (NY Registered Shares)*	140,060	3,260,597
Maxim Integrated Products, Inc.	38,300	1,075,081

		7,050,141
Software 4.1%
Adobe Systems, Inc.*	69,950	2,619,628
Electronic Arts, Inc.*	21,130	1,176,518
Microsoft Corp.	238,150	6,508,640
Symantec Corp.*	123,990	2,638,507

		12,943,293
Materials 2.8%
Chemicals 0.9%
Monsanto Co.	31,570	1,484,105
PPG Industries, Inc.	18,360	1,231,589

		2,715,694
Metals & Mining 1.2%
Companhia Vale do Rio Doce (ADR)	49,620	1,069,807
Rio Tinto PLC (ADR)	14,291	2,710,003

		3,779,810
Paper & Forest Products 0.7%
Weyerhaeuser Co.	37,920	2,333,218
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	194,950	6,347,572
Verizon Communications, Inc.	52,700	1,956,751

		8,304,323
Wireless Telecommunication Services 0.8%
American Tower Corp. “A”*	66,690	2,434,185

Utilities 3.4%
Electric Utilities 2.4%
Allegheny Energy, Inc.*	68,770	2,762,491
Exelon Corp.	47,880	2,898,655
FPL Group, Inc.	43,790	1,970,550

		7,631,696
Independent Power Producers & Energy Traders 1.0%
TXU Corp.	49,730	3,109,120

Total Common Stocks (Cost $275,598,751)		316,304,501

Contracts Value ($)
Options Purchased 0.1%
Call Options

Merrill Lynch & Co., Inc., Expiration Date 11/18/2006, Strike Price $75.0 (Cost $81,339)	628	75,360

Put Options – 0.1%
Lehman Brothers Holdings, Inc., Expiration Date 11/18/2006, Strike Price $70.0	672	102,816
Morgan Stanley, Expiration Date 10/21/2006, Strike Price $60.0	389	1,945
Morgan Stanley, Expiration Date 11/18/2006, Strike Price $70.0	578	63,580
The Goldman Sachs Group, Inc., Expiration Date 11/18/2006, Strike Price $165.0	299	116,610
(Cost $360,150)		284,951

Total Options Purchased (Cost $441,489)	360,311

Shares Value ($)
Cash Equivalents 0.6%
Cash Management QP Trust, 5.34% (a) (Cost $2,061,872)	2,061,872	2,061,872
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 278,102,112)	100.0	318,726,684
Other Assets and Liabilities, Net	0.0	(53,694)

Net Assets	100.0	318,672,990

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At September 30, 2006, open written options were as follows:

Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Lehman Brothers Holdings, Inc.	103	10/21/2006	75	(13,905)
Merrill Lynch & Co., Inc.	324	10/21/2006	80	(34,020)
Morgan Stanley	466	10/21/2006	75	(25,630)
The Goldman Sachs Group, Inc.	201	10/21/2006	170	(70,350)

Total outstanding written options (Premiums received $67,680)	(143,905)

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 97.8%
Health Care 97.8%
Biotechnology 18.4%
Alexion Pharmaceuticals, Inc.*	11,100	377,178
Amgen, Inc.*	33,750	2,414,137
Amylin Pharmaceuticals, Inc.*	14,500	639,015
Arena Pharmaceuticals, Inc.*	41,200	493,576
Biogen Idec, Inc.*	48,920	2,185,746
BioMarin Pharmaceutical, Inc.*	55,800	794,034
Celgene Corp.*	38,600	1,671,380
Gen-Probe, Inc.*	15,400	722,106
Genentech, Inc.*	28,500	2,356,950
Genmab A/S*	18,900	787,520
Genzyme Corp.*	45,500	3,069,885
Gilead Sciences, Inc.*	38,300	2,631,210
Keryx Biopharmaceuticals, Inc.*	50,600	598,598
Medicines Co.*	34,700	782,832
Myogen, Inc.*	22,400	785,792
Nuvelo, Inc.*	38,100	694,944
PDL BioPharma, Inc.*	35,400	679,680
Vertex Pharmaceuticals, Inc.*	34,500	1,160,925

		22,845,508
Health Care Services 23.5%
Aetna, Inc.	48,100	1,902,355
Allscripts Healthcare Solutions, Inc.*	32,500	729,625
Cardinal Health, Inc.	23,100	1,518,594
Caremark Rx, Inc.	52,700	2,986,509
Cerner Corp.*	19,100	867,140
Covance, Inc.*	12,000	796,560
Coventry Health Care, Inc.*	23,000	1,184,960
DaVita, Inc.*	18,200	1,053,234
Fisher Scientific International, Inc.*	26,500	2,073,360
Fresenius Medical Care AG & Co.	8,729	1,133,890
HealthExtras, Inc.*	21,300	603,003
Henry Schein, Inc.*	25,400	1,273,556
IMS Health, Inc.	45,400	1,209,456
McKesson Corp.	30,500	1,607,960
Medco Health Solutions, Inc.*	23,984	1,441,678
Pharmaceutical Product Development, Inc.	15,800	563,902
PSS World Medical, Inc.*	20,500	409,795
Quality Systems, Inc.	21,900	849,501
UnitedHealth Group, Inc.	70,900	3,488,280
WellPoint, Inc.*	44,200	3,405,610

		29,098,968
Hospital Management 1.8%
Community Health Systems, Inc.*	60,100	2,244,735
Medical Supply & Specialty 19.1%
Advanced Medical Optics, Inc.*	18,800	743,540
Alcon, Inc.	12,400	1,419,800
ArthroCare Corp.*	23,100	1,082,466
Baxter International, Inc.	103,800	4,718,748

Becton, Dickinson & Co.	17,900	1,264,993
Boston Scientific Corp.*	39,200	579,768
C.R. Bard, Inc.	20,900	1,567,500
Conor Medsystems, Inc.*	19,600	461,972
Cytyc Corp.*	35,300	864,144
DENTSPLY International, Inc.	35,300	1,062,883
Hologic, Inc.*	13,600	591,872
Hospira, Inc.*	34,100	1,305,007
Immucor, Inc.*	28,400	636,444
Medtronic, Inc.	33,800	1,569,672
Mentor Corp.	12,400	624,836
ResMed, Inc.*	16,900	680,225
Respironics, Inc.*	19,400	749,034
Sirona Dental Systems, Inc.	18,900	622,377
SonoSite, Inc.*	16,500	468,600
Stryker Corp.	27,000	1,338,930
Viasys Healthcare, Inc.*	24,300	661,932
Zimmer Holdings, Inc.*	10,700	722,250

		23,736,993
Pharmaceuticals 35.0%
Abbott Laboratories	51,900	2,520,264
Allergan, Inc.	8,400	945,924
Astellas Pharma, Inc.	46,000	1,849,735
AstraZeneca PLC	28,980	1,811,223
AVANIR Pharmaceuticals “A”* (a)	52,750	365,030
Barr Pharmaceuticals, Inc.*	15,700	815,458
Bristol-Myers Squibb Co.	50,000	1,246,000
Cardiome Pharma Corp.*	58,400	674,520
Eli Lilly & Co.	43,700	2,490,900
Forest Laboratories, Inc.*	13,500	683,235
Johnson & Johnson	38,700	2,513,178
Merck KGaA	19,502	2,067,883
New River Pharmaceuticals, Inc.* (a)	25,700	661,261
Novartis AG (Registered)	69,696	4,068,782
Pfizer, Inc.	114,740	3,254,026
Roche Holding AG (Genusschein)	22,898	3,959,013
Sanofi-Aventis	32,970	2,934,896
Schering-Plough Corp.	146,300	3,231,767
Schwarz Pharma AG	9,467	1,100,225
Shire PLC (ADR)	21,100	1,042,129
Stada Arzneimittel AG	15,000	766,346
Teva Pharmaceutical Industries Ltd. (ADR)	32,100	1,094,289
Wyeth	66,100	3,360,524

		43,456,608

Total Common Stocks (Cost $89,671,754)		121,382,812
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $947,125)	947,125	947,125
Cash Equivalents 2.5%
Cash Management QP Trust, 5.34% (d) (Cost $3,175,509)	3,175,509	3,175,509
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 93,794,388)	101.1	125,505,446
Other Assets and Liabilities, Net	(1.1)	(1,404,747)

Net Assets	100.0	124,100,699

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $913,804 which is 0.7% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 94.3%
Australia 1.1%
Australia & New Zealand Banking Group Ltd. (Cost $4,590,145)	354,192	7,090,482
Austria 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (Cost $6,720,161)	112,700	7,016,847
Belgium 2.5%
InBev NV	129,800	7,146,627
Umicore	64,600	9,559,606

(Cost $14,334,317)		16,706,233
Brazil 3.0%
Companhia Vale do Rio Doce (ADR)	218,012	4,700,339
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	189,300	6,502,455
Petroleo Brasileiro SA (ADR)	102,900	8,626,107

(Cost $12,592,971)		19,828,901
Denmark 1.0%
Novo Nordisk AS “B” (Cost $5,757,856)	92,400	6,867,318
Finland 3.4%
Fortum Oyj	190,000	5,061,932
Nokia Oyj	343,057	6,812,314
Nokia Oyj (ADR)	78,990	1,555,313
Nokian Renkaat Oyj (a)	524,910	9,445,041

(Cost $19,744,818)		22,874,600
France 6.1%
Axa	91,290	3,366,311
Pernod Ricard SA	17,593	3,660,877
Schneider Electric SA	65,128	7,263,404
Societe Generale	76,809	12,223,412
Total SA (a)	214,950	14,105,368

(Cost $26,962,850)		40,619,372
Germany 12.2%
BASF AG	97,870	7,837,175
Bayer AG	144,929	7,387,848
Commerzbank AG	293,855	9,893,142
Continental AG	49,837	5,778,628
Deutsche Boerse AG	55,276	8,313,003
E.ON AG	106,003	12,565,318
Fresenius Medical Care AG & Co.	45,294	5,883,650
Hypo Real Estate Holding AG	227,286	14,179,940
Merck KGaA	54,061	5,732,326
Stada Arzneimittel AG	73,045	3,731,852

(Cost $56,590,312)		81,302,882
Greece 2.8%
Alpha Bank AE	163,256	4,355,635
Hellenic Telecommunications Organization SA*	231,520	5,677,820
National Bank of Greece SA	192,500	8,284,746

(Cost $12,586,139)		18,318,201
Ireland 2.6%

Anglo Irish Bank Corp. PLC	447,621	7,350,499
CRH PLC (b)	265,410	8,962,415
CRH PLC (b)	35,900	1,215,010

(Cost $14,439,299)		17,527,924
Italy 4.5%
Banca Italease	248,529	12,259,233
Saras SpA Raffinerie Sarde*	887,559	4,544,084
UniCredito Italiano SpA	1,554,500	12,901,405

(Cost $28,860,019)		29,704,722
Japan 18.5%
Canon, Inc.	307,150	16,017,304
Casio Computer Co., Ltd.	267,000	5,379,555
Daito Trust Construction Co., Ltd.	138,300	7,504,787
Komatsu Ltd.	373,000	6,441,651
Makita Corp.	249,000	7,314,540
Mitsubishi Corp.	597,300	11,225,448
Mitsui Fudosan Co., Ltd.	443,000	10,069,460
Mizuho Financial Group, Inc.	1,070	8,297,312
Nishi-Nippon City Bank, Ltd.	952,000	4,666,311
Nissan Motor Co., Ltd.	606,157	6,788,958
ORIX Corp.	20,200	5,583,323
Shinsei Bank Ltd.	931,000	5,674,667
Sumitomo Corp.	530,000	6,609,016
Suzuki Motor Corp.	185,000	4,698,413
Toyota Motor Corp.	188,800	10,261,130
Yamaha Motor Co., Ltd.	252,000	6,677,333

(Cost $90,344,548)		123,209,208
Korea 1.0%
Samsung Electronics Co., Ltd. (Cost $1,651,904)	9,427	6,615,089
Luxembourg 0.9%
Millicom International Cellular SA* (Cost $5,319,502)	149,500	6,117,540
Mexico 1.0%
Fomento Economico Mexicano SA de CV (ADR) (Cost $4,530,780)	66,600	6,456,204
Netherlands 1.4%
ING Groep NV (Cost $8,363,270)	218,800	9,624,723
Norway 1.9%
Aker Kvaerner ASA	65,700	5,838,568
Norsk Hydro ASA	291,400	6,507,454

(Cost $12,867,320)		12,346,022
Russia 0.5%
OAO Gazprom (ADR) (REG S) (b)	55,545	2,405,077
OAO Gazprom (ADR) (REG S) (b)	22,136	958,489

(Cost $1,464,728)		3,363,566
Sweden 3.0%
Assa Abloy AB “B”	272,700	5,070,226
Atlas Copco AB “B”	211,900	5,306,066
Swedish Match AB	204,900	3,334,310
Telefonaktiebolaget LM Ericsson “B”	1,777,800	6,162,008

(Cost $19,814,589)		19,872,610
Switzerland 7.0%
Compagnie Financiere Richemont AG “A” (Bearer Unit)	139,654	6,723,316
Novartis AG (Registered)	154,028	8,991,998
Roche Holding AG (Genusschein)	67,307	11,637,229
UBS AG (Registered)	268,146	16,040,082

Xstrata PLC	85,438	3,530,536

(Cost $28,500,561)		46,923,161
Taiwan 0.5%
Hon Hai Precision Industry Co., Ltd. (Cost $1,577,739)	583,709	3,553,663
Turkey 0.3%
Turkiye Is Bankasi (Isbank) “C” (Cost $2,114,037)	435,900	2,316,933
United Kingdom 18.0%
AstraZeneca PLC	114,701	7,168,705
Aviva PLC	473,147	6,936,574
BHP Billiton PLC	634,164	10,947,619
BP PLC	382,355	4,166,553
GlaxoSmithKline PLC	525,079	13,980,137
Greene King PLC	305,634	5,167,454
Hammerson PLC	303,807	7,463,092
Imperial Tobacco Group PLC	279,550	9,316,798
Informa PLC	417,104	3,863,824
Ladbrokes PLC	721,286	5,253,446
Prudential PLC	523,169	6,499,353
Rolls-Royce Group PLC *	598,156	5,073,409
Royal Bank of Scotland Group PLC	199,076	6,854,690
Standard Chartered PLC	248,917	6,375,699
Tesco PLC	763,000	5,142,973
Vodafone Group PLC	3,043,558	6,966,548
Whitbread PLC	358,831	8,700,554

(Cost $101,961,991)		119,877,428

Total Common Stocks (Cost $481,689,856)		628,133,629
Preferred Stocks 2.0%
Germany
Fresenius AG	35,758	6,381,115
Porsche AG	6,779	7,021,651

Total Preferred Stocks (Cost $12,048,313)		13,402,766
Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $24,359,000)	24,359,000	24,359,000
Cash Equivalents 3.5%
Cash Management QP Trust, 5.34% (e) (Cost $23,011,831)	23,011,831	23,011,831
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 541,109,000)	103.4	688,907,226
Other Assets and Liabilities, Net	(3.4)	(22,968,779)

Net Assets	100.0	665,938,447

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $23,220,736 which is 3.5% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At September 30, 2006, the DWS International VIP had the following Sector diversification:

As a % of

Common

And Preferred

Sector	Market Value ($)	Stocks
Financials	203,636,874	31.8%
Consumer Discretionary	100,578,630	15.8%
Health Care	70,374,330	11.0%
Materials	54,140,548	8.4%
Industrials	53,491,675	8.3%
Energy	47,151,700	7.3%
Information Technology	40,715,691	6.3%
Consumer Staples	35,057,789	5.5%
Telecommunication Services	18,761,908	2.9%
Utilities	17,627,250	2.7%
Total Common and Preferred Stocks	641,536,395	100.0%

Investment Portfolio	as of September 30, 2006 (Unaudited)

Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.8%
Bank of Novia Scotia, 5.335%, 12/28/2006	1,000,000	999,960
CIT Group, Inc., 7.375%, 4/2/2007	750,000	757,218
Monument Gardens Funding LLC, 5.29%, 11/29/2006	1,000,000	991,330
Natexis Banque Populaires, 5.0%, 2/8/2007	1,000,000	1,000,000
Norinchukin Bank:
5.31%, 10/10/2006	1,000,000	1,000,000
5.405%, 3/15/2007	1,000,000	1,000,000
Societe Generale, 5.43%, 12/11/2006	1,000,000	1,000,078
UniCredito Italiano SpA, 5.385%, 2/15/2007	750,000	749,977

Total Certificates of Deposit and Bank Notes (Cost $7,498,563)		7,498,563
Commercial Paper** 37.5%
Bank of America Corp., 5.37%, 11/9/2006	1,200,000	1,193,019
CC (USA), Inc., 5.23%, 3/9/2007	1,500,000	1,465,351
Cedar Springs Capital Co. LLC:
5.31%, 1/5/2007	1,000,000	985,840
5.39%, 10/4/2006	1,000,000	999,551
Charta, LLC, 5.4%, 10/2/2006	2,000,000	1,999,700
Giro Funding US Corp., 5.29%, 1/22/2007	2,500,000	2,458,488
Greyhawk Funding LLC:
5.265%, 10/24/2006	1,000,000	996,636
5.28%, 10/27/2006	1,500,000	1,494,280
Irish Life & Permanent PLC:
5.27%, 12/18/2006	1,000,000	988,582
5.3%, 11/8/2006	1,000,000	994,406
Lake Constance Funding LLC, 5.29%, 10/13/2006	2,500,000	2,495,592
Mane Funding Corp., 5.3%, 10/13/2006	1,000,000	998,233
Simba Funding Corp., 5.27%, 3/21/2007	1,000,000	974,967
Tango Finance Corp., 5.25%, 1/25/2007	1,500,000	1,474,625
Variable Funding Capital Co., LLC, 5.4%, 10/2/2006	2,500,000	2,499,625

Total Commercial Paper (Cost $22,018,895)		22,018,895
US Government Sponsored Agencies 2.5%
Federal Home Loan Mortgage Corp., 5.35%, 5/25/2007 (Cost $1,500,000)	1,500,000	1,500,000
Promissory Notes 2.6%
The Goldman Sachs Group, Inc., 5.42%*, 11/10/2006 (Cost $1,500,000)	1,500,000	1,500,000
Short Term Notes 34.0%
American Express Credit Corp., 5.29%* , 1/9/2007	1,000,000	999,971
American Honda Finance Corp., 5.6% *, 4/13/2007	500,000	500,252
Beta Finance, Inc., 5.34% *, 2/26/2007	2,000,000	2,000,308
Caja de Ahorros y Monte de Piedad de Madrid, 5.368%*, 10/19/2007	1,000,000	1,000,000
Carrera Capital Finance LLC, 144A, 5.32%*, 2/26/2007	500,000	500,000
CIT Group, Inc., 5.605%* , 2/15/2007	1,500,000	1,501,117
DNB NOR Bank ASA, 5.32%*, 9/25/2007	500,000	500,000
Five Finance, Inc., 144A 5.7%, 7/3/2007	500,000	500,000
Intesa Bank Ireland PLC, 5.33%*, 7/25/2007	500,000	500,000
JPMorgan Chase & Co., 5.47%*, 6/14/2007	1,500,000	1,500,994
Merrill Lynch & Co., Inc.:
5.525%* , 2/27/2007	1,000,000	1,000,593
5.55%* , 4/20/2007	1,500,000	1,501,461
Morgan Stanley, 5.445%*, 2/5/2007	2,500,000	2,500,000

Northern Rock PLC, 5.33%* , 2/5/2007	500,000	500,000
Skandinaviska Enskilda Banken, 5.33%* , 9/18/2007	1,000,000	1,000,000
The Bear Stearns Companies, Inc., 5.445%*, 10/18/2006	1,000,000	1,000,000
The Goldman Sachs Group, Inc., 5.647% *, 1/9/2007	1,000,000	1,000,357
UniCredito Italiano Bank (Ireland) PLC:
5.34%,*, 3/9/2007	1,000,000	1,000,000
5.34%,* 6/15/2007	1,000,000	1,000,000

Total Short Term Notes (Cost $20,005,053)		20,005,053
Repurchase Agreements 10.2%
BNP Paribas, 5.39%, dated 9/29/2006, to be repurchased at $5,002,246 on 10/2/2006 (a)	5,000,000	5,000,000
State Street Bank and Trust Co., 4.78%, dated 9/29/2006, to be repurchased at $984,392 on 10/2/2006 (b)	984,000	984,000

Total Repurchase Agreements (Cost $5,984,000)		5,984,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 58,506,511)	99.6	58,506,511
Other Assets and Liabilities, Net	0.4	253,361

Net Assets	100.0	58,759,872

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $5,150,000 Federal Home Loan Bank, 4.25%, maturing on 10/5/2011 with a value of $5,101,290.
(b)		Collateralized by $990,000 US Treasury Note, 5.125%, maturing on 6/30/2008 with a value of $1,008,563.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 21, 2006